Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Narrative (Details)							3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 09, 2024 shares	Jan. 02, 2024 USD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 26, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 27, 2024 shares	May 10, 2024 shares	Mar. 31, 2024 shares	Mar. 26, 2024 aircraft	Mar. 04, 2024 USD ($) vote $ / shares shares	Jul. 01, 2023 aircraft
Capital Unit [Line Items]
Total number of shares authorized (in shares)					325,000,000							325,000,000
Preferred stock, shares authorized (in shares)			25,000,000	25,000,000			25,000,000		25,000,000		25,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)			25,000	25,000			25,000		25,000		25,000
Preferred stock, shares outstanding (in shares)			25,000	25,000			25,000		25,000		25,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001							$ 0.0001
Increase in dividends payable and accreted discount on Series A Preferred Temporary Equity | $									$ 1,257,000	$ 0
Exercise price (in dollars per share) | $ / shares					$ 11.50							$ 11.50						$ 0.01
Net loss attributable to noncontrolling interest | $				$ 92,000			$ 2,200,000	$ 1,722,000	7,650,000	$ 4,259,000	$ 8,983,000	$ 8,891,000	$ 10,200,000
Exchange of ownership interest, number of aircrafts and related entities | aircraft																	7		16
Total ownership after exchange of ownership interest																	1		1
Gain (loss) on exchange of ownership interest | $							$ 0		$ 0		$ 0
Public Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)					7,066,668							7,066,668			2,521,569
Private Placement Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)					4,333,333							4,333,333
Warrant | Private Placement Warrants
Capital Unit [Line Items]
Shares available for resale under the amended underwriting agreement (in shares)															4,333,333
Common Class A
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares authorized (in shares)			200,000,000	200,000,000	200,000,000		200,000,000		200,000,000		200,000,000	200,000,000	0
Common stock, issued (in shares)			16,647,529	16,647,529			17,899,586		17,899,586		16,647,529		0
Common stock, outstanding (in shares)			16,647,529	16,647,529			17,899,586		17,899,586		16,647,529		0
Number of shares of common stock issued for each common unit redeemed (in shares)							1		1
Common Class A | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)			16,647,529	16,647,529			17,899,586		17,899,586		16,647,529					17,892,021
Stock issued for services (in shares)	73,600				73,600
Common Class A | Common Stock | Underwriter
Capital Unit [Line Items]
Purchase of stock, reimbursement received | $		$ 18,000			$ 800,000							$ 800,000
Common Class A | Common Stock | Underwriter | Public Stockholder
Capital Unit [Line Items]
Shares of Class A Common Stock issuable (in shares)		75,000	75,000			75,000
Stock sold, consideration received | $						$ 818,000
Exercise price (in dollars per share) | $ / shares						$ 10.90
Common Class A | Sale of Stock, Tranche One | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)															15,545,274
Common Class A | Sale of Stock, Tranche Two | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)															4,333,333
Common Class A | Sale of Stock, Tranche Three | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)															59,930,000
Common Class A | Forecast
Capital Unit [Line Items]
Number of shares of common stock issued for each common unit redeemed (in shares)														1
Common Class B
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)			100,000,000	100,000,000	100,000,000		100,000,000		100,000,000		100,000,000	100,000,000	0
Common stock, issued (in shares)			59,930,000	59,930,000			59,930,000		59,930,000		59,930,000		0
Common stock, outstanding (in shares)			59,930,000	59,930,000			59,930,000		59,930,000		59,930,000		0
Number of shares of common stock cancelled for each common unit redeemed (in shares)							1		1
Common Class B | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)			59,930,000	59,930,000			59,930,000		59,930,000		59,930,000					59,930,000
Common Class B | Forecast
Capital Unit [Line Items]
Number of shares of common stock cancelled for each common unit redeemed (in shares)														1
Redeemable Preferred Stock
Capital Unit [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares)																		25,000
Increase in dividends payable and accreted discount on Series A Preferred Temporary Equity | $							$ 819,400
Dividends per share (in dollars per share) | $ / shares							$ 32.78		$ 32.78
Amortization of discount on Series A Preferred temporary equity | $							$ 341,000		$ 438,000
Redeemable Preferred Stock | Private Placement
Capital Unit [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																		$ 0.0001
Initial stated value | $																		$ 1,000
Number of votes per share of preferred stock | vote																		1
Minimum percentage of cash dividends declared on third dividend payment date																		0.43
Percentage of cash dividends on each subsequent dividend payment date																		1
Redeemable Preferred Stock | Private Placement | Anniversary Period 1
Capital Unit [Line Items]
Dividend rate																		0.1000
Redeemable Preferred Stock | Private Placement | Anniversary Period 2
Capital Unit [Line Items]
Dividend rate																		0.1200
Redeemable Preferred Stock | Private Placement | Anniversary Period 3
Capital Unit [Line Items]
Dividend rate																		0.1400
Redeemable Preferred Stock | Private Placement | Anniversary Period 4
Capital Unit [Line Items]
Dividend rate																		0.1600
Common Class A Not Issued to Employees
Capital Unit [Line Items]
Treasury stock (in shares)							1,400		1,400